SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
Principles of consolidation

Principles of consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. A subsidiary is an entity (including a structured entity), directly or indirectly, controlled by the Company. The financial statements of the subsidiary are prepared for the same reporting period as the Company, using consistent accounting policies.

All significant assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in consolidation.

Use of estimates and assumptions

Use of estimates and assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires the management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates and judgments are based on historical information, information that is currently available to the Group and on various other assumptions that the Group believes to be reasonable under the circumstances. Actual results could differ from those estimates, and as such, differences could be material to the consolidated financial statements. Significant estimates required to be made by management, include, but are not limited to, the useful lives of property and equipment, the estimate on allowance for credit losses related to accounts receivable and other receivables, net.

Functional currency and foreign currency translation and transaction

Functional currency and foreign currency translation and transaction

The accompanying consolidated financial statements are presented in United States Dollars (“US$” or “$”). The functional currency of the Company’s subsidiary in BVI is US$ and the functional currency of the Group’s subsidiary in Hong Kong is Hong Kong Dollars (“HK$”).

Transactions denominated in other than the functional currencies are re-measured into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currency at the prevailing rates of exchange at the balance sheets date. The resulting exchange differences are reported in the consolidated statements of operations and comprehensive income.

Translations of balances from HK$ into US$ as of March 31, 2026 and 2025 are calculated at the rate of US$1.00=HK$7.8400 and US$1.00=HK$7.7799, respectively. The average rate for the years ended March 31, 2026, 2025 and 2024 are US$1.00=HK$7.8038, US$1.00=HK$7.7951 and US$1.00= HK$7.8252, respectively. The exchange rates are with reference to published in H.10 statistical release of the United States Federal Reserve Board. No representation is made that the HK$ amount represents or could have been, or could be converted, realized or settled into US$ at that rate, or at any other rate.

GREENVECTOR HOLDINGS LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Fair value of financial instruments

Fair value of financial instruments

The fair value of a financial instrument is defined as the exchange price that would be received from an asset or paid to transfer a liability (as exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date.

ASC 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

Level 1 - Quoted prices in active markets for identical assets and liabilities.

Level 2 - Quoted prices in active markets for similar assets and liabilities, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

The Group considers the carrying amount of its financial assets and liabilities, which consist primarily of cash and cash equivalents, accounts receivable, amount due from a related party, accounts payable, amounts due to related parties and bank borrowing approximate the fair value of the respective assets and liabilities as of March 31, 2026 and 2025 due to their short-term nature. The carrying value of the Group’s operating lease liabilities approximate their fair values since they bear an interest rate which approximate market interest rates.

The Group had no transfers between levels during any of the periods presented. The Group did not have any instruments that were measured at fair value on a recurring or non-recurring basis as of March 31, 2026 and 2025.

Inventories

Inventories

Inventories are recorded at the lower of cost or net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation.

The perpetual method is used to record inventories, which are valued as follows:

Raw materials	●	cost of purchase using first-in, first-out method

Finished goods	●	cost of direct materials and labour plus attributable manufacturing overheads based on the normal operating capacity on a first-in, first-out method

Once the inventories have been written down below cost at the close of a fiscal year, such reduced amount is to be considered the cost for subsequent accounting purposes.

GREENVECTOR HOLDINGS LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Property, plant and equipment, net

Property, plant and equipment, net

Property, plant and equipment are stated at cost net of accumulated depreciation and impairment losses. Depreciation is provided over the estimated useful lives of the assets using the straight-line method from the time the assets are placed in service. Estimated useful lives are as follows:

Classification	Estimated useful life

Leasehold improvements	Shorter of 5 years or the estimated useful lives of the assets
Furniture and fixture	5 years
Office equipment	5 years
Moulds	5 years
Plant and machinery	5 – 15 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statements of operations and comprehensive income/(loss). Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expensed as incurred, while additions, renewals and betterments, which are expected to extend the useful life of assets, are capitalized.

Cash and cash equivalents

Cash and cash equivalents

Cash includes cash on hand and bank accounts maintained with commercial banks that can be added or withdrawn without limitation. The Group maintains the bank accounts in Hong Kong in international banks with high credit rating.

Accounts receivable, net

Accounts receivable, net

Accounts receivable, net are recognized and carried at original invoiced amount net of the expected credit loss and allowance for doubtful accounts. Accounts receivable are mainly represented by accounts receivable from sales of self-manufactured environmental-friendly construction bricks with credit terms of 90 days. The Group reviews the collectability of its receivables on an on-going basis. There is significant credit risk concentration from one customer.

The Group has adopted the current expected credit loss model (“CECL model”) under ASC 326 to estimate the provision for credit losses of accounts receivable. The historical data is adjusted to account for forecasted changes in the macroeconomic environment. The Group considers the number of days past due, collection history, individual account analysis, current market conditions, management’s reasonable and supportable forecast of future business operations and economic conditions in order to calculate the expected credit loss.

Account balances are written off against the provision after all means of collection have been exhausted and the likelihood of collection is remote.

As of March 31, 2026 and 2025, allowance for expected credit loss was $130,021 and $25,683 respectively.

Prepaid expenses

Prepaid expenses

Prepayments represent advance payments made to the service providers for future services. Prepayments are short-term in nature and are reviewed periodically to determine whether their carrying value has become impaired. The Group considers the assets to be impaired if the realizability of the prepayments becomes doubtful. For the years ended March 31, 2026 and 2025, there was no impairment recorded as the Group considers all of the prepayments fully realizable.

GREENVECTOR HOLDINGS LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Deferred Charges, Policy [Policy Text Block]
Allowance for expected credit losses

Allowance for expected credit losses

The Group adopted Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments effective April 1, 2023. The Group estimates the expected credit losses for accounts receivable using historical loss data adjusted for current economic conditions, including reasonable and supportable forward-looking information to estimate the relative size of credit losses to be expected.

Related parties	Related parties The Group adopted ASC Topic 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions.
Impairment of long-lived assets

Impairment of long-lived assets

Long-lived assets, representing property and equipment with finite lives, are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Group assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognizes an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Group will reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. As of March 31, 2026 and 2025, no impairment of long-lived assets was recognized.

GREENVECTOR HOLDINGS LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Leases

Leases

As a lessee

Leases that transfer substantially all of the benefits and risks incidental to the ownership of assets are accounted for as finance leases as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases. The Group has no finance leases.

Under ASC 842, the Group determines if an arrangement is a lease at inception. Operating lease right-of-use assets and operating lease liabilities are initially recognized based on the present value of future lease payments at lease commencement. The operating lease right-of-use asset also includes any lease payments made prior to lease commencement and the initial direct costs incurred by the lessee and is recorded net of any lease incentives received. As the interest rates implicit in most of the leases are not readily determinable, the Group uses the incremental borrowing rates based on the information available at lease commencement to determine the present value of the future lease payments. Operating lease expenses are recognized on a straight-line basis over the term of the lease.

As a lessor

The Group evaluates its sublease in which it is the sublessor to determine whether it is relieved of the primary obligation under original lease. If it remains the primary obligor, the Group continues to account for the original lease as it did before the commencement of the sublease and record the sublease income based on the contract terms in other income in the consolidated statements of operations and comprehensive income. The Group is the lessor under operating leases for factory and office with remaining lease terms of one year to two years.

Rental income from subleases of factory

Revenue is recognized over the lease term on a straight-line basis.

Rental income from subleases of factory are mainly leasing of factory from a third party landlord, whose factories are ready to use without modification. The Group then sublets these factories to third party and related parties. Under the terms and conditions of the agreements the Group enters, the Group acts a principal in the transaction because the Group takes the risk of lack of rental income if the Group has not subleased the factory to a tenant. Accordingly, the Group recognizes rental income using the gross method.

The tenancy agreements vary with regard to lease period ranging from 24 to 48 months, subject to the mutual consent of the Group and the lessee. Billing is raised on a monthly basis and payment terms set forth in the tenancy agreement is 10 to 20 days from the due date. Rental income from subleases of factory is recognized, on a straight-line basis over the terms of the respective leases. The performance obligation under the tenancy agreement is to ensure that the factory is available for use over the life of the tenancy agreement.

Additionally, the Group, acting as a lessor, accounts for its leases in accordance to ASC 842. Based on the terms and conditions of the leases set forth in tenancy agreements. The Group has recognized the leases as operating leases.

Rental deposits

Rental deposits

Rental deposits represent security payments made to lessors for the Group’s lease agreements entered. The Group made such security payments upon the commencement of the original lease agreements. The security deposit will be refunded to the Group upon the termination or expiration of the lease agreements as well as the delivery of the vacant leased properties to the lessors by the Group.

Accounts payable	Accounts payable Accounts payable represent accounts payables to vendors with normal credit terms of 30 days from month-ended invoicing.
Accrued expenses and deposit received

Accrued expenses and deposit received

Accrued expenses primarily include accrued salary and employee benefits, and accrued expenses for the operation in the ordinary course of business.

Deposit received represented the rental deposit received from tenant from sub-leases of factories.

Bank borrowing

Bank borrowing

Borrowing is initially recognized at fair value, net of upfront fees incurred. Borrowings are subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in profit or loss over the period of the borrowings using the effective interest method.

GREENVECTOR HOLDINGS LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Revenue recognition

Revenue recognition

Based on the requirements of ASC Topic 606, revenue is recognized when control of the promised goods or services is transferred to the customers in an amount that reflects the consideration the Group expects to be entitled to receive in exchange for those goods or services.

The Group recognizes revenue from manufacturing and sale of environmental-friendly construction bricks in accordance with ASC Topic 606, Revenue from Contracts with Customers, and subsequently issued additional related Accounting Standards Updates (collectively, “ASC 606”).

Revenue is recognized when the following 5-step revenue recognition criteria are met:

1)	Identify the contract with a customer

2)	Identify the performance obligations in the contract

3)	Determine the transaction price

4)	Allocate the transaction price

5)	Recognize revenue when or as the entity satisfies a performance obligation.

The Group considers customer purchase orders to be the contracts with a customer. As part of its consideration of the contract, the Group evaluates certain factors including the customer’s ability to pay (or credit risk). For each contract, the Group considers the promise to transfer products, each of which are distinct, to be the identified performance obligations.

In determining the transaction price the Group evaluates whether the price is subject to refund or adjustment to determine the net consideration to which the Group expects to be entitled.

The Group allocates the transaction price to each distinct product based on their relative standalone selling price.

Revenue is recognized when control of the product is transferred to the customer (i.e., when the Group’s performance obligation is satisfied at a point in time), which typically occurs at delivery.

Sales of self-manufactured environmental-friendly construction bricks

Revenue is recognized at the point in time when control of the products is transferred, generally upon customer receipt based upon the standard contract terms. The single performance obligation is satisfied at a point in time when the product has been delivered to the customer, no obligation is outstanding regarding that product, and the Group is assured that funds have been or will be collected from the customer.

Revenues from the self-manufactured production sales are recognized net of expected sales return. The Group does not routinely permit customers to return products, while in certain conditions product changes are allowed, and historically customer returns have been immaterial. The Group’s sales returns are generally recognized according to i) repurchase percentage stipulated in sales agreements with certain customers or ii) estimated return rate base on historical experience and industry practice for those sales agreement without repurchase terms. The Group determines repurchase terms in sales contracts as sales return rather than repurchase arrangement as repurchase price usually are the same as selling price.

Revenue recognition (Cont.)

Rental income of subleases of factories and office

Revenue from sub-leasing includes income from renting out factories and offices to related parties and third parties. The Group recognizes lease payments received as revenue on a straight-line basis over the lease term. Subleasing revenue is recognized according to ASC 842. Please refer to accounting policy – “Leases” in Note 3 for more details.

Direct cost of revenues

Direct cost of revenues

Direct cost of revenues consists of cost directly related to revenue generating activities, which primarily includes operating lease expenses, cost of purchase, transportation expenses, operating expenses for the manufacturing plant, personnel-related compensation expenses, including salaries and related retirement benefit for operations personnel, and other cost directly linked to the revenue.

GREENVECTOR HOLDINGS LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Employee benefit plan

Employee benefit plan

Payments to the Mandatory Provident Fund Scheme (“MPF scheme”) under the Hong Kong Mandatory Provident Fund Schemes Ordinance are recognized as an expense when employees have rendered service entitling them to the contributions. An employer is required to make regular mandatory contributions of at least 5% of the employee’s monthly income and $192 (HK$1,500) of the employee’s monthly income over $3,844 (HK$30,000).

Hong Kong employees are entitled to long service payments in accordance with the Hong Kong Employment Ordinance under certain circumstances. These circumstances include where an employee is dismissed for reasons other than serious misconduct or redundancy, that employee resigns at the age of 65 or above, or the employment contract is of fixed term and expires without renewal. The amount of long service payments is determined with reference to the employee’s final salary (capped at HK$22,500 (equivalent to $2,883)) and the years of service, reduced by the amount of any accrued benefits derived from the Group’s contributions to MPF scheme, with an overall cap of HK$390,000 (equivalent to $49,976)) per employee. Currently, the Group does not have any separate funding arrangement in place to meet its long service payment obligation.

In June 2022, the Hong Kong Government gazetted the Mandatory Provident Fund Schemes (Amendment) Ordinance 2021 (the “Amendment Ordinance”), which will eventually abolish the statutory right of an employer to reduce its long service payment payable to a Hong Kong employee by drawing on its mandatory contributions to the MPF scheme. The Hong Kong Government has subsequently announced that the Amendment Ordinance will come into effect from May 1, 2025 (the “Transition Date”). Separately, the Government is also expected to introduce a subsidy scheme to assist employers after the abolition.

Among other things, once the abolition of the offsetting mechanism takes effect, an employer can no longer use any of the accrued benefits derived from its mandatory MPF contributions (irrespective of the contributions made before, on or after the Transition Date) to reduce the long service payment in respect of an employee’s service from the Transition Date. However, where an employee’s employment commenced before the Transition Date, the employer can continue to use the above accrued benefits to reduce the long service payment in respect of the employee’s service up to that date; in addition, the long service payment in respect of the service before the Transition Date will be calculated based on the employee’s monthly salary immediately before the Transition Date and the years of service up to that date. During the year ended March 31, 2026, all employees are Hong Kong employees and the present value of unfunded obligations was insignificant and no long service payment expenses was recorded.

General and administrative expenses

General and administrative expenses

General and administrative expenses primarily consist of personnel-related compensation expenses, including salaries and related retirement benefits for management and administrative personnel, operating expenses for office space, depreciation for property and equipment used in office space, professional services fees, consulting fees and other miscellaneous administrative expenses.

Interest income

Interest income

Interest income is mainly generated from savings which are less than one year, and is recognized on an accrual basis using the effective interest method. Interest income receives from banks on a monthly basis.

Interest expenses

Interest expenses

Interest expenses represent bank loan for supporting general business operation and lease liabilities interests.

GREENVECTOR HOLDINGS LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Income taxes

Income taxes

The Group accounts for income taxes pursuant to ASC Topic 740, Income Taxes (“ASC 740”). Income taxes are provided on an asset and liability approach for financial accounting and reporting of income taxes. Any tax paid by subsidiaries during the year is recorded. Current tax is based on the profit or loss from ordinary activities adjusted for items that are non-assessable or disallowable for income tax purpose and is calculated using tax rates that have been enacted or substantively enacted at the balance sheet date. ASC 740 also requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the consolidated financial statements and the tax basis of assets and liabilities, and the expected future tax benefit to be derived from tax losses and tax benefit carry-forwards. ASC 740 additionally requires the establishment of a valuation allowance to reflect the likelihood of realization of deferred tax assets. Realization of deferred tax assets, including those related to the U.S. net operating loss carry-forwards, is dependent upon future earnings, if any, of which the timing and amount are uncertain.

The Group adopted ASC 740-10-05, Income Tax, which provides guidance for recognizing and measuring uncertain tax positions, and prescribes a threshold condition that a tax position must meet for any of the benefits of the uncertain tax position to be recognized in the consolidated financial statements. It also provides accounting guidance on derecognizing, classification and disclosure of these uncertain tax positions.

The Group’s policy on classification of all interest and penalties related to unrecognized income tax positions, if any, is to present them as a component of income taxes.

Comprehensive income

Comprehensive income

The Group presents comprehensive income in accordance with ASC Topic 220, Comprehensive Income, (“ASC 220”). ASC 220 states that all items that are required to be recognized under accounting standards as components of comprehensive income be reported in the consolidated financial statements. Comprehensive income consists of two components, net income and other comprehensive income. Other comprehensive income refers to revenue, expenses, gains and losses that are recorded as an element of shareholders’ equity but are excluded from net income. Other comprehensive income consists of a foreign currency translation adjustment resulting from the Group translating its consolidated financial statements from functional currency into reporting currency.

Commitments and contingencies

Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Group recognizes a liability for such contingency if it determines it is probable that a loss has occurred, and a reasonable estimate of the loss can be made. The Group may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

Earnings per share

Earnings per share

The Group computes earnings per share (“EPS”) in accordance with ASC Topic 260, Earnings per Share (“ASC 260”). ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average ordinary share outstanding for the period using two class method. Diluted EPS presents the dilutive effect on a per share basis of the potential ordinary shares (e.g. convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the years ended March 31, 2026 and 2025, there were no dilutive shares.

GREENVECTOR HOLDINGS LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Recent adopted accounting pronouncements

Recent adopted accounting pronouncements

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires disclosure of incremental income tax information within the rate reconciliation and expanded disclosures of income taxes paid, among other disclosure requirements. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. The Group adopted this update beginning January 1, 2025 and the Group’s management does not believe the adoption of ASU 2023-09 will have a material impact on its consolidated financial statements and disclosures.

Management believes that other recent accounting pronouncements issued by the FASB, the American Institute of Certified Public Accountants, and the Securities and Exchange Commission do not have a material impact to the Group’s consolidated financial statements.

Recently accounting pronouncements not yet adopted

Recently accounting pronouncements not yet adopted

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (“FASB”) or other standard setting bodies and adopted by the Group as of the specified effective date. Unless otherwise discussed, the Group believes that the impact of recently issued standards that are not yet effective will not have a material impact on its financial position or results of operations upon adoption.

In November 2024, the FASB issued ASU no. 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosure (Subtopic 220-40). The amendments in this update enhance disclosures about a public business entity’s expense and provide more detailed information about the types of expenses included in certain notes in the consolidated financial statements. ASU no. 2024-03 is effective for annual periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption permitted. The amendments may be applied prospectively to reporting periods after the effective date or retrospectively to all periods presented in the consolidated financial statements. The Group’s management is currently evaluating any new disclosures that may be required upon adoption of ASU 2024-03.

In August 2025, the FASB issued ASU No. 2025-05, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses for Trade Receivables and Contract Assets. ASU No. 2025-05 provides a practical expedient and accounting policy election to allow entities to measure expected credit losses on certain trade receivables and contract assets using a provision matrix approach. The ASU is effective for annual periods beginning after December 15, 2025, and interim periods within those fiscal years, with early adoption permitted. The Group is currently evaluating the potential effect of this ASU on its credit loss estimation methodology.

In September 2025, the FASB issued ASU No. 2025-06, Intangibles – Goodwill and Other – Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software, which is intended to improve the operability of the guidance by removing all references to software development project stages so that the guidance is neutral to different software development methods. The ASU is effective for annual periods beginning after December 15, 2027, and interim periods within those fiscal years, with early adoption permitted. The Group is evaluating the potential effect of this ASU on its accounting for internal-use software development costs.

In December 2025, the FASB issued ASU No. 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities, which provides updated guidance on how to recognize, measure, and present government grants. The ASU will be effective for annual reporting periods beginning after December 15, 2028, including interim periods within those fiscal years. with early adoption permitted. The Group is assessing the effect of this update on its financial statements.

Except as mentioned above, the Group does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the consolidated balance sheets, consolidated statements of operations and comprehensive income and statements of cash flows.